PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Depreciation Capitalized to exploration and evaluation assets	$ 54,762	$ 38,305